Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	$ 734	$ 329
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $36,144 and $34,024)	37,899	34,132
Fixed maturities, trading at fair value	54	55
Equity securities, at fair value	809	743
Investments accounted for using the equity method	985	817
Mortgage loans	1,072	783
Policy loans	164	174
Real estate and other investments	311	323
Total cash and investments	42,028	37,356
Recoverables from reinsurers	282	298
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $681 and $42)	713	1,381
Accrued investment income	335	326
Equity index call options	924	184
Variable annuity assets (separate accounts)	628	557
Funds held as collateral	577	103
Net deferred tax assets	44	168
Other assets	362	428
Total assets	45,893	40,801
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $220 and $14)	40,406	36,616
Life, accident and health reserves	612	635
Variable annuity liabilities (separate accounts)	628	557
Liability for funds held as collateral	577	103
Other liabilities	189	351
Total liabilities	42,412	38,262
Shareholder’s equity:
Common Stock, par value — $12.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	3	3
Capital surplus	989	970
Retained earnings	1,741	1,488
Accumulated other comprehensive income, net of tax	700	31
Total shareholder’s equity	3,433	2,492
Noncontrolling interests	48	47
Total equity	3,481	2,539
Total liabilities and equity	$ 45,893	$ 40,801